Deposits (Scheduled Maturities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Scheduled maturities of time deposits
2016	$ 2,127,790,000
2017	170,950,000
2018	46,317,000
2019	19,305,000
2020	1,986,000
Thereafter	65,000
Total time, certificates of deposit	2,366,413,000	$ 2,482,692,000
Time Deposits 250,000 or exceed	1,021,000	$ 1,027,000
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	682,567,000
Due after 3 months and within 6 months	416,167,000
Due after 6 months and within 12 months	398,985,000
Due after 12 months	151,985,000
Total	$ 1,649,704,000